CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 40,751	$ 45,203
Marketable securities	36,924	15,742
Short-term bank deposits	100,276	255,454
Trade receivables, net	22,610	17,166
Other current assets and prepaid expenses	7,469	7,071
Inventories	13,940	18,401
Total current assets	221,970	359,037
LONG-TERM INVESTMENTS:
Marketable securities	112,696	84,669
Long-term bank deposits	137,095
Other assets	2,300	2,973
Total long-term investments	252,091	87,642
Property and equipment, net	22,971	23,677
Operating lease right-of-use assets	18,144
Intangible assets, net	14,481	9,467
Goodwill	41,144	32,174
Other long-term assets	24,398	20,724
Total assets	595,199	532,721
CURRENT LIABILITIES:
Trade payables	6,315	4,483
Deferred revenues	79,239	83,955
Operating lease liabilities	5,193
Employees and payroll accruals	19,037	17,505
Other payables and accrued expenses	15,757	12,091
Total current liabilities	125,541	118,034
LONG-TERM LIABILITIES:
Deferred revenues	50,888	43,796
Operating lease liabilities	13,914
Other long-term liabilities	9,525	6,934
Total long-term liabilities	74,327	50,730
Share capital -
Ordinary shares of NIS 0.05 par value - Authorized: 90,000,000 and 60,000,000 at December 31, 2019 and 2018, respectively; Issued: 57,931,770 and 56,293,017 shares at December 31, 2019 and 2018, respectively; Outstanding: 46,987,757 and 46,347,403 shares at December 31, 2019 and 2018, respectively	710	693
Additional paid-in capital	414,581	383,536
Treasury stock 10,944,013 and 9,945,614 of Ordinary shares at December 31, 2019 and 2018, respectively	(145,226)	(120,717)
Accumulated other comprehensive income (loss)	1,145	(1,110)
Retained earnings	124,121	101,555
Total shareholders' equity	395,331	363,957
Total liabilities and shareholders' equity	$ 595,199	$ 532,721